UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Advisors Capital Management LLC

Address:   777 Terrace Avenue
           Hasbrouck Heights, NJ 07604

Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Kevin G. Kern
Title:  Compliance Officer
Phone:  201-426-0081

Signature,  Place,  and  Date  of  Signing:

/s/ Kevin G. Kern                  Hasbrouck Heights, NJ              7/30/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  139

Form 13F Information Table Value Total:  $93,971.00
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                    COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------------- ----------------- --------- -------- ----------------- ---------- -------- -------------------
                                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
           NAME OF ISSUER              TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------------- ----------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
1800 Flowers.com INC                  CL A              68243Q106       36    18825          SOLE                  18825      0    0
51 Jobs                               SP ADR REP COM    316827104      283    23926          SOLE                  23926      0    0
Aar Corp                              COM               000361105      512    31926          SOLE                  30399      0    0
ABB Ltd                               Sponsored ADR     000375204      275    17249          SOLE                  17249      0    0
Aegon NV                              NY Registry SH    007924103      125    20302          SOLE                  20302      0    0
Alliance Bernstein                    UNIT LTD PARTN    01855A101     1183    58871          SOLE                  58871      0    0
Alliance Bernstein Income Fund        Com               01881E101     1405   182271          SOLE                  24658      0    0
Allied Capital                        COM               01903Q108      321    92382          SOLE                  92382      0    0
Altria Group                          COM               02209S103      752    45870          SOLE                  45870      0    0
American Capital                      COM               024937104      153    47550          SOLE                  47550      0    0
American Capital Agency Corp          Com               02503X105     2053    89385          SOLE                  89385      0    0
Anworth Mortgage Asset CP             COM               037347101      988   137075          SOLE                 137075      0    0
Apollo Invt Corp Con Shs Ben Int      COM               03761U106      935   156064          SOLE                 156064      0    0
Apple Inc                             COM               037833100      647     4543          SOLE                   4543      0    0
Arbor Realty                          COM               038923108      479   273685          SOLE                 273685      0    0
Ashford Hospitality                   COM               044103109      840  2988866          SOLE                2988866      0    0
Aspen Insurance                       SHS               G05384105     1253    56069          SOLE                  56069      0    0
AT&T Inc                              COM               00206R102      657    26451          SOLE                   6980      0    0
Atheros Communications Inc            COM               04743P108      513    26649          SOLE                  31905      0    0
Avnet                                 COM               053807103      263    12500          SOLE                  12500      0    0
Baidu.com Inc                         Spon ADR PEP A    056752108      920     3054          SOLE                   3054      0    0
Bank of America Corporation           COM               060505104      208    15750          SOLE                  15750      0    0
Bed Bath & Beyond                     COM               075894100     1103    35865          SOLE                  35865      0    0
BGC Partners Inc                      CL A              05541T101      129    33950          SOLE                  33950      0    0
Boeing Co                             COM               097023105     1466    34506          SOLE                  34506      0    0
Cabelas Inc                           COM               126804301     1201    97631          SOLE                  97631      0    0
Capital Trust Inc MD                  Cl A New          14052H506      120    82605          SOLE                  82605      0    0
Caplease Inc                          COM               140288101      559   202375          SOLE                 202375      0    0
Cardinal Health                       COM               14149Y108     1298    42496          SOLE                  42496      0    0
Carmax Inc                            COM               143130102      696    47340          SOLE                  47340      0    0
Carnival Corp                         PAIRED CTF        143658300      674    26167          SOLE                  26167      0    0
Catalyst Health Solutions Inc         COM               14888B103      373    14950          SOLE                  14950      0    0
Caterpillar Inc                       COM               149123101      901    27283          SOLE                  27283      0    0
CBL & Assoc Pptys Inc Com             COM               124830100      225    41662          SOLE                  41662      0    0
Cedar Fair L P                        Depositry Unit    150185106      120    10975          SOLE                  10975      0    0
Cemex Sab De Cv                       Spon Adr New      151290889      486    51982          SOLE                  51982      0    0
Cheese Cake Factory Inc               COM               163072101     1229    71060          SOLE                  71060      0    0
Chesapeake Energy Corp                Com               165167107      214    10814          SOLE                  10814      0    0
Cisco Sys Inc Com                     COM               17275R102      517    27720          SOLE                  27720      0    0
Cit group Inc                         COM               125581108       71    32824          SOLE                  32824      0    0
Citrix Sys Inc                        Com               177376100      358    11225          SOLE                  11225      0    0
Clorox Co Del                         COM               189054109      289     5175          SOLE                   5175      0    0
CME Group Inc                         COM               12572Q105      706     2268          SOLE                   2268      0    0
Cogdell Spencer Inc                   COM               19238U107      350    81638          SOLE                  81638      0    0
Cohen & Steers                        COM               19247A100      568   140636          SOLE                 140636      0    0
Colonial Pptys Tr                     Com Sh Ben Int    195872106      163    21975          SOLE                  21975      0    0
Comcast Corp New                      Cl A Spl          20030N200      435    30875          SOLE                  30875      0    0
Crown Holdings Inc                    Com               228368106      316    13107          SOLE                  13107      0    0
Cryolife Inc                          Com               228903100      174    31475          SOLE                  31475      0    0
Cutera Inc                            COM               232109108      103    11925          SOLE                  11925      0    0
DNP Select Income Fd                  COM               23325P104      837   104735          SOLE                  98500      0    0
Dow Chem Co                           COM               260543103      643    39840          SOLE                  39840      0    0
Duke Realty Corp                      COM               264411505      139    15800          SOLE                  15800      0    0
eLong                                 SPONSORED ADR     290138205     3003    48895          SOLE                  48895      0    0
Enbridge Energy Mgmt LLC Shs Units                      29250X103      482    13305          SOLE                  13305      0    0
Repst
Enbridge Energy Partners              COM               29250R106      431    11160          SOLE                  11160      0    0
Enterprise Products                   COM               293792107      360    14422          SOLE                  14422      0    0
Felcor Lodging                        COM               31430F101      634   391737          SOLE                 391737      0    0
First Industrial                      COM               32054K103      311    71590          SOLE                  71590      0    0

                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                    COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------------- ----------------- --------- -------- ----------------- ---------- -------- -------------------
                                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
           NAME OF ISSUER              TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------------- ----------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
Flextronics                           ORD               Y2573F102      370    89243          SOLE                  89243      0    0
General Electric                      COM               369604103      886    75596          SOLE                  75596      0    0
Glimscher Realty                      SH BEN INT        379302102      491   169342          SOLE                 169342      0    0
Google Inc Cl A                       CL A              38259P508     1062     2520          SOLE                   2520      0    0
GPO AeroPortuario Del Pac Sab         Spon Adr B        400506101      485    18900          SOLE                  18900      0    0
Health Net Inc                        COM               42222G108      614    39465          SOLE                  39465      0    0
Helen of Troy                         COM               G4388N106      576    34325          SOLE                  34325      0    0
Hersha Hospitalities                  SH BEN INT        427825104     1167   470420          SOLE                 470420      0    0
Home Depot                            COM               437076102     1666    70511          SOLE                  70511      0    0
Hormel                                COM               440452100      549    15902          SOLE                  15902      0    0
Hospitality Properties                COM SH BEN INT    44106M102      730    61379          SOLE                  61379      0    0
HRPT Properties                       COM SH BEN INT    40426W101     1127   277619          SOLE                 277619      0    0
Humana                                COM               444859102      747    23141          SOLE                  23141      0    0
ING Clarion Glb Re Est Incm Fd        COM               44982G104      658   135615          SOLE                 135615      0    0
Ingersoll Rand Co Ltd Cl A Com        COM               g4776g101      986    47194          SOLE                  47194      0    0
Invetiv Health Inc                    COM               46122E905      272    20087          SOLE                  20087      0    0
Iowa Telecomm Services Inc            COM               462594201      392    31330          SOLE                  31330      0    0
Ishares Tr                            Barclys 1-3 Yr Cr 464287457      226     2188          SOLE                   2188      0    0
Ischares Tr                           High Yld Corp     464288513      910    11418          SOLE                  11418      0    0
Ishares Tr                            Iboxx Inv Cpbd    464287242      203     2023          SOLE                   2023      0    0
Ishares Tr                            Rusl 2000 Valu    464287900      221     4756          SOLE                   4756      0    0
Ishares Tr Us Pfd Stk Idx             Us Pfd Stk Idx    464288687     1753    54540          SOLE                  54540      0    0
Istar Financial Inc                   COM               45031U101       93    32788          SOLE                  32788      0    0
ITT Corp New                          COM               450911102      373     8390          SOLE                   8390      0    0
Kayne Anderson Mlp Investment Co      COM               486606106     1498    68238          SOLE                  68238      0    0
Kinder Morgan MGMT                    SHS               49455U100      396     8758          SOLE                   8758      0    0
Kohls                                 COM               500255104     1540    36026          SOLE                  36026      0    0
Lexington Realty Trust Com            COM               529043101      319    93873          SOLE                  93873      0    0
Lincoln Natl Corp Ind                 Com               534187109      259    15025          SOLE                  15025      0    0
Lowes                                 COM               548661107      595    30668          SOLE                  30668      0    0
Magellan Midstream Hldgs              COM UNIT RP LP    55907R108      975    46333          SOLE                  46333      0    0
Martin Midstream Partners             UNIT LP INT       573331105      288    13975          SOLE                  13975      0    0
Marvel Entertainment Inc              COM               57383T103      367    10319          SOLE                  10319      0    0
Masco Corp                            COM               574599106     1397   145793          SOLE                 145793      0    0
Medical Properties TR                 COM               58463J304     1301   214281          SOLE                 214281      0    0
Melco Crown Entmt Ltd                 ADR               585646100      159    35262          SOLE                  35262      0    0
MF Global Ltd                         Shs               G60642108      158    26575          SOLE                  26575      0    0
MFA Financial Inc                     Com               55272X102      745   107650          SOLE                 107650      0    0
Mueller Inds Inc                      COM               624756102      749     3600          SOLE                   3600      0    0
Mueller Wtr Prods Inc                 COM               624758207      398   106542          SOLE                 106542      0    0
Nasdaq Omx Group Inc                  COM               631103108      424    19919          SOLE                  19919      0    0
National Health Investors             COM               63633D104      385    14400          SOLE                  14400      0    0
News Corp                             CL B              65248E203      327    30903          SOLE                  30903      0    0
Nokia Corp                            Sponsored Adr     654902204      590    40471          SOLE                  40471      0    0
Nucor Corp                            COM               670346105      803    18470          SOLE                   5150      0    0
NVR Inc                               COM               62944T105      294      585          SOLE                    585      0    0
Omega Healthcare Invs  Inc            COM               681936100      392    25265          SOLE                  25265      0    0
Oneok Partners                        UNIT LTD PARTN    68268N103      436     9525          SOLE                   9525      0    0
Overstock Com Inc Del                 COM               690370101      441    36892          SOLE                  36892      0    0
Overstock Com Inc Del SR NT CV 3.75%  NOTE              690370AB7     3028  4401000          SOLE                4401000      0    0
Petroleo Brasileiro Sa Petrobr        Sponsored ADR     71654V408      875    21360          SOLE                  21360      0    0
Philip Morris Intl Inc Com            COM               718172109      266     6104          SOLE                   6104      0    0
Pimco Corporate Opp Fd                COM               72201B101     1235   109698          SOLE                 109698      0    0
Pinnacle West Cap Corp                COM               723484101     1059    35111          SOLE                  19817      0    0
Potash Corp Sask Inc                  COM               73755L107      486     5222          SOLE                   5222      0    0
Powershares Etf Trust                 Finl Pfd Ptfl     73935X229      446    30598          SOLE                  30949      0    0
Procter & Gamble Co                   Com               742718109      386     7545          SOLE                   7645      0    0
Royal Carribbean                      COM               V7780T103      794    58636          SOLE                  58636      0    0
Scotts Miracle Gro Co                 Cl A              810186106      883    25181          SOLE                  37797      0    0
Smart Balance                         COM               83169Y108     1698   249322          SOLE                 249322      0    0

                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                    COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------------- ----------------- --------- -------- ----------------- ---------- -------- -------------------
                                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
           NAME OF ISSUER              TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------------- ----------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
Smucker J M Co                        Com               832696405      330     6775          SOLE                   6775      0    0
Southern Copper Corp                  COM               84265V105      444    21744          SOLE                  21744      0    0
State Str Corp                        COM               857477103      393     8337          SOLE                   8337      0    0
Sun Cmntys Inc                        COM               866674104     1320    95823          SOLE                  95823      0    0
Sunstone Hotel Invs Inc New           COM               867892101      625   116809          SOLE                 116809      0    0
Supertel Hospitality Inc MD           COM               868526104       81    44525          SOLE                  44525      0    0
Supervalu Inc                         COM               686536103      447    34493          SOLE                  34493      0    0
Taiwan Semiconductor Mfg Ltd          ADR               874039100     1745   185398          SOLE                 185398      0    0
Target                                COM               87612E106      619    15685          SOLE                  15685      0    0
Teva Pharmaceutical                   ADR               881624209     1629    33013          SOLE                  33013      0    0
Transocean Ltd                        Reg Shs           H8817H100      286     2854          SOLE                   2854      0    0
Trex Inc                              COM               89531P105      459    34295          SOLE                  34295      0    0
United Technologies Corp              COM               913017109      705    13563          SOLE                  13563      0    0
Unitedhealth Group Inc.               COM               91324P102      346    13854          SOLE                  13854      0    0
US Bancorp                            COM NEW           902973304      433    24150          SOLE                  24150      0    0
Vanguard Intl Equity Index Fd         Pacific Etf       922042866      200     4336          SOLE                   4336      0    0
Video Display Corp                    COM               926555103      115    36936          SOLE                  36936      0    0
Waddell & Reed                        CL A              930059100     2110    80009          SOLE                  80009      0    0
WellPoint Inc                         COM               94973V107     1527    29998          SOLE                  29998      0    0
XTO Energy Inc                        COM               98385X106      723    18948          SOLE                  18948      0    0